Note 7 - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
September 30,
2016

Federal and state statutory rate	35%
Change in valuation allowance on deferred tax assets	(35)%

December 31,
2015

Federal and state statutory rate	35%
Change in valuation allowance on deferred tax assets	(35)%